Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities	Other accrued liabilities consist of the following:
	March 31,
	2013	2014
Accrued expenses	$637	$571
Value added tax payable	24	2
Others	599	664
	$1,260	$1,237